Interbank Loans at amortized cost	12 Months Ended
Dec. 31, 2021
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Interbank Loans at amortized cost

Note 9 - Interbank Loans at amortized cost

As of December 31, 2021 and 2020, the balances presented under the item "Interbank loans, net" are as follow:

	As of December 31,
	2021	2020
	MCh$	MCh$
Local banks
Loans to local banks	—	—
Allowances for loans losses	—	—
Subtotals	—	—
Foreign banks
Interbank cash loans	80,907	—
Loans to foreign banks	—	—
Non-transferable deposits with foreign banks	—	7,131
Allowances for loans losses	(353)	(10)
Subtotals	80,554	7,121
Chilean Central Bank
Deposits with the Chilean Central Bank not available	—	—
Subtotals	—	—
Totals	80,554	7,121

Movements in provisions and impairment for local and foreign interbank loans during the year ended December 31, 2021 and 2020 are as follows:

	Foreign banks
	2021				2020
	Stage 1	Stage 2	Stage 2		Stage 1	Stage 2	Stage 2
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1,	(10)	—	—	(10)	(239)	—	—	(239)
Changes in the allowances
- Transfer to stage 1	—	—	—	—	—	—	—	—
- Transfer to stage 2	—	—	—	—	—	—	—	—
- Transfer to stage 3	—	—	—	—	—	—	—	—
- Increases due to change in credit risk	(695)	—	—	(695)	—	—	—	—
- Decreases due to change in credit risk	388	—	—	388	—	—	—	—
- Charge-offs	—	—	—	—	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	—	—	—	(10)	—	—	(10)
Financial assets that have been derecognized	—	—	—	—	218	—	—	218
Changes in models/risk parameters	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(36)	—	—	(36)	21	—	—	21
Ending balances as of December 31,	(353)	—	—	(353)	(10)	—	—	(10)